Taxation - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating loss carry-forwards	¥ 6,005,461	¥ 3,777,696	¥ 1,620,535
Accrued and prepaid expenses	420,714	255,240	84,320
Tax credit carry-forwards	213,773	117,801	60,624
Deferred Revenue	105,840	83,877
Intangible assets	36,362	15,687	7,104
Unrealized financing cost	29,200	41,939
Allowance against receivables	27,196
Deferred rent	19,035	36,729	8,699
Property, plant and equipment, net	10,584	17,467	27,463
Share-based compensation	7,688	8,962	4,106
Write-downs of inventory	2,607
Advertising expenses in excess of deduction limit	353	14,234	65,737
Unrealized foreign exchange loss	55	55	55
Others	162
Total deferred tax assets	6,879,030	4,369,687	1,878,643
Less: Valuation allowance	¥ (6,879,030)	¥ (4,369,687)	¥ (1,878,643)	¥ (672,889)